Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Banking And Thrift [Abstract]
2020	$ 171,220
2021	73,991
2022	23,344
2023	4,986
2024	1,261
Thereafter	1,038
Total	$ 275,840